Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	October 31, 2024	October 31, 2023

Accrued expenses (1)	$5,853,795	$4,421,644
Board compensation payable	363,726	75,000
Other payable	868,635	904,783
Accrued expenses and other liabilities	$7,086,156	$5,401,427

(1)	The balance as of October 31, 2024 represented accrued contract expenses of approximately $5.9 million. The balance as of October 31, 2023 represented accrued contract expenses of approximately $3.7 million and accrued contract loss of approximately $0.7 million.